John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 32.4%				$915,725,758
(Cost $911,198,400)
U.S. Government 14.4%				406,655,416
U.S. Treasury
Bond	1.750	08-15-41	92,212,000	90,756,783
Bond	2.375	05-15-51	90,353,900	99,784,588
Bond	2.500	02-15-45	23,373,000	26,038,070
Bond	3.000	02-15-47	1,282,000	1,568,096
Bond	3.125	11-15-41	4,288,000	5,244,593
Note	0.125	08-31-23	24,269,000	24,230,132
Note	1.125	08-31-28	32,872,000	32,959,316
Note	1.250	03-31-28	50,331,000	51,042,712
Note	1.250	04-30-28	3,771,000	3,822,115
Note	1.250	08-15-31	52,610,000	52,338,730
Note	1.625	09-30-26	18,120,000	18,870,281
U.S. Government Agency 18.0%				509,070,342
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	10-01-50	36,199,942	37,929,017
30 Yr Pass Thru	3.000	03-01-43	367,150	397,511
30 Yr Pass Thru	3.000	03-01-43	2,783,197	2,987,258
30 Yr Pass Thru	3.000	04-01-43	463,782	500,539
30 Yr Pass Thru	3.000	12-01-45	1,044,565	1,122,457
30 Yr Pass Thru	3.000	10-01-46	1,130,480	1,208,490
30 Yr Pass Thru	3.000	10-01-46	873,961	934,761
30 Yr Pass Thru	3.000	12-01-46	3,052,019	3,247,176
30 Yr Pass Thru	3.000	12-01-46	801,023	863,758
30 Yr Pass Thru	3.000	04-01-47	542,240	579,963
30 Yr Pass Thru	3.000	04-01-47	6,584,885	6,949,990
30 Yr Pass Thru	3.000	09-01-49	7,733,117	8,148,595
30 Yr Pass Thru	3.000	10-01-49	5,239,598	5,540,755
30 Yr Pass Thru	3.000	10-01-49	2,815,212	2,966,465
30 Yr Pass Thru	3.000	12-01-49	10,141,090	10,723,970
30 Yr Pass Thru	3.000	12-01-49	10,265,761	10,727,485
30 Yr Pass Thru	3.000	01-01-50	16,010,520	16,938,264
30 Yr Pass Thru	3.000	02-01-50	9,377,109	9,806,190
30 Yr Pass Thru	3.500	02-01-42	820,136	888,376
30 Yr Pass Thru	3.500	04-01-44	496,291	545,359
30 Yr Pass Thru	3.500	07-01-46	1,188,566	1,277,211
30 Yr Pass Thru	3.500	10-01-46	1,310,873	1,423,991
30 Yr Pass Thru	3.500	11-01-46	1,230,000	1,323,118
30 Yr Pass Thru	3.500	12-01-46	617,074	666,490
30 Yr Pass Thru	3.500	01-01-47	4,408,438	4,786,267
30 Yr Pass Thru	3.500	02-01-47	1,025,994	1,104,437
30 Yr Pass Thru	3.500	04-01-47	761,017	826,479
30 Yr Pass Thru	3.500	11-01-48	3,586,875	3,892,610
30 Yr Pass Thru	3.500	06-01-49	20,961	22,448
30 Yr Pass Thru	4.000	11-01-43	169,987	187,280
30 Yr Pass Thru	4.000	02-01-44	59,847	65,673
30 Yr Pass Thru	4.000	07-01-45	2,400,056	2,650,313
30 Yr Pass Thru	4.000	03-01-48	815,984	883,684
30 Yr Pass Thru	4.000	08-01-48	590,720	642,277
30 Yr Pass Thru	4.500	02-01-41	305,834	341,249
30 Yr Pass Thru	4.500	03-01-47	1,118,039	1,233,441
Federal National Mortgage Association
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.000	07-01-27	132,232	$139,329
15 Yr Pass Thru	3.500	06-01-34	421,503	450,583
15 Yr Pass Thru	4.000	12-01-24	113,521	120,304
30 Yr Pass Thru	2.000	09-01-50	9,630,692	9,805,965
30 Yr Pass Thru	2.000	09-01-50	20,270,093	20,670,671
30 Yr Pass Thru	2.000	09-01-50	10,119,919	10,319,909
30 Yr Pass Thru	2.000	10-01-50	22,827,742	23,314,532
30 Yr Pass Thru	2.000	03-01-51	9,746,943	9,941,086
30 Yr Pass Thru	2.000	04-01-51	11,436,230	11,658,123
30 Yr Pass Thru (A)	2.500	TBA	89,495,000	92,962,949
30 Yr Pass Thru	2.500	09-01-50	24,199,827	25,363,284
30 Yr Pass Thru	2.500	12-01-50	65,224	68,024
30 Yr Pass Thru	3.000	12-01-42	783,062	845,567
30 Yr Pass Thru	3.000	04-01-43	2,426,199	2,597,115
30 Yr Pass Thru	3.000	12-01-45	1,882,010	1,994,594
30 Yr Pass Thru	3.000	08-01-46	1,171,316	1,252,732
30 Yr Pass Thru	3.000	10-01-46	1,291,973	1,380,646
30 Yr Pass Thru	3.000	01-01-47	1,531,415	1,643,604
30 Yr Pass Thru	3.000	02-01-47	883,651	952,528
30 Yr Pass Thru	3.000	10-01-47	1,818,450	1,944,279
30 Yr Pass Thru	3.000	12-01-47	6,775,255	7,150,915
30 Yr Pass Thru	3.000	11-01-48	1,407,088	1,486,864
30 Yr Pass Thru	3.000	11-01-48	6,187,631	6,504,122
30 Yr Pass Thru	3.000	12-01-48	920,717	971,767
30 Yr Pass Thru	3.000	09-01-49	5,682,695	5,938,286
30 Yr Pass Thru	3.000	09-01-49	2,248,157	2,412,502
30 Yr Pass Thru	3.000	10-01-49	1,389,819	1,452,329
30 Yr Pass Thru	3.000	10-01-49	3,602,848	3,829,069
30 Yr Pass Thru	3.000	11-01-49	15,159,092	15,973,546
30 Yr Pass Thru	3.000	11-01-49	2,145,010	2,301,815
30 Yr Pass Thru	3.000	11-01-49	1,975,879	2,082,037
30 Yr Pass Thru	3.500	01-01-42	618,712	670,390
30 Yr Pass Thru	3.500	06-01-42	1,229,700	1,341,249
30 Yr Pass Thru	3.500	07-01-42	1,947,809	2,126,934
30 Yr Pass Thru	3.500	01-01-43	375,163	406,029
30 Yr Pass Thru	3.500	04-01-43	275,104	298,168
30 Yr Pass Thru	3.500	06-01-43	1,338,514	1,459,097
30 Yr Pass Thru	3.500	07-01-43	221,724	241,767
30 Yr Pass Thru	3.500	03-01-44	1,965,065	2,143,321
30 Yr Pass Thru	3.500	10-01-44	2,399,174	2,600,314
30 Yr Pass Thru	3.500	04-01-45	476,419	515,021
30 Yr Pass Thru	3.500	04-01-45	1,127,683	1,219,053
30 Yr Pass Thru	3.500	07-01-46	1,245,841	1,333,548
30 Yr Pass Thru	3.500	07-01-46	710,667	764,251
30 Yr Pass Thru	3.500	07-01-47	2,715,965	2,947,908
30 Yr Pass Thru	3.500	11-01-47	2,393,095	2,583,816
30 Yr Pass Thru	3.500	12-01-47	1,426,135	1,532,550
30 Yr Pass Thru	3.500	01-01-48	2,744,868	2,949,686
30 Yr Pass Thru	3.500	03-01-48	1,445,716	1,574,375
30 Yr Pass Thru	3.500	09-01-49	7,019,398	7,415,180
30 Yr Pass Thru	3.500	10-01-49	3,487,118	3,683,845
30 Yr Pass Thru	3.500	01-01-50	8,584,423	9,070,729
30 Yr Pass Thru	3.500	04-01-50	12,123,943	13,019,141
30 Yr Pass Thru	4.000	09-01-40	332,690	364,898
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	01-01-41	278,468	$305,519
30 Yr Pass Thru	4.000	09-01-41	463,396	508,954
30 Yr Pass Thru	4.000	09-01-41	1,442,576	1,598,028
30 Yr Pass Thru	4.000	10-01-41	21,029	23,151
30 Yr Pass Thru	4.000	11-01-41	744,475	816,324
30 Yr Pass Thru	4.000	01-01-42	218,019	240,014
30 Yr Pass Thru	4.000	01-01-42	250,194	274,340
30 Yr Pass Thru	4.000	03-01-42	1,338,803	1,468,011
30 Yr Pass Thru	4.000	05-01-43	1,428,380	1,565,787
30 Yr Pass Thru	4.000	09-01-43	1,243,815	1,390,287
30 Yr Pass Thru	4.000	10-01-43	886,958	978,657
30 Yr Pass Thru	4.000	12-01-43	1,130,830	1,240,673
30 Yr Pass Thru	4.000	01-01-44	242,512	269,479
30 Yr Pass Thru	4.000	02-01-46	725,202	789,072
30 Yr Pass Thru	4.000	06-01-46	577,077	627,361
30 Yr Pass Thru	4.000	07-01-46	1,278,859	1,390,292
30 Yr Pass Thru	4.000	03-01-47	1,990,907	2,173,717
30 Yr Pass Thru	4.000	05-01-47	1,488,578	1,624,333
30 Yr Pass Thru	4.000	12-01-47	690,227	754,037
30 Yr Pass Thru	4.000	04-01-48	2,127,288	2,323,120
30 Yr Pass Thru	4.000	06-01-48	1,387,052	1,494,909
30 Yr Pass Thru	4.000	10-01-48	1,004,111	1,095,605
30 Yr Pass Thru	4.000	07-01-49	1,665,211	1,806,147
30 Yr Pass Thru	4.000	09-01-49	4,371,824	4,689,919
30 Yr Pass Thru	4.500	08-01-40	599,726	668,110
30 Yr Pass Thru	4.500	08-01-40	303,195	338,222
30 Yr Pass Thru	4.500	12-01-40	219,705	245,087
30 Yr Pass Thru	4.500	05-01-41	238,767	266,350
30 Yr Pass Thru	4.500	05-01-41	407,535	454,615
30 Yr Pass Thru	4.500	06-01-41	414,428	462,305
30 Yr Pass Thru	4.500	07-01-41	237,906	265,390
30 Yr Pass Thru	4.500	11-01-41	63,346	70,664
30 Yr Pass Thru	4.500	12-01-41	1,236,764	1,379,641
30 Yr Pass Thru	4.500	05-01-42	587,465	655,332
30 Yr Pass Thru	4.500	04-01-48	819,122	902,424

30 Yr Pass Thru	4.500	07-01-48	1,662,005	1,790,773
Foreign government obligations 0.4%				$11,264,882
(Cost $10,489,046)
Qatar 0.2%				5,133,414
State of Qatar
Bond (B)	3.375	03-14-24	2,246,000	2,400,413
Bond (B)	5.103	04-23-48	2,030,000	2,733,001
Saudi Arabia 0.2%				6,131,468
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	5,274,000	6,131,468

Corporate bonds 39.1%				$1,107,252,205
(Cost $1,055,720,583)
Communication services 3.6%				102,908,568
Diversified telecommunication services 1.8%
AT&T, Inc.	2.300	06-01-27	2,223,000	2,318,945
AT&T, Inc.	3.100	02-01-43	12,171,000	12,056,896
AT&T, Inc.	3.500	06-01-41	4,291,000	4,521,391
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
AT&T, Inc.	3.650	06-01-51	1,268,000	$1,337,357
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,700,941
NBN Company, Ltd. (B)	1.450	05-05-26	7,208,000	7,256,393
Telefonica Emisiones SA	5.213	03-08-47	5,597,000	7,020,981
Verizon Communications, Inc.	3.000	03-22-27	788,000	852,510
Verizon Communications, Inc.	4.329	09-21-28	6,052,000	7,066,824
Verizon Communications, Inc.	4.400	11-01-34	2,569,000	3,092,829
Verizon Communications, Inc.	4.500	08-10-33	2,857,000	3,457,540
Media 1.2%
Charter Communications Operating LLC	4.200	03-15-28	4,747,000	5,372,725
Charter Communications Operating LLC	4.800	03-01-50	5,315,000	6,207,498
Charter Communications Operating LLC	5.750	04-01-48	5,726,000	7,364,769
Charter Communications Operating LLC	6.484	10-23-45	4,581,000	6,388,245
Comcast Corp.	3.999	11-01-49	7,000	8,321
Comcast Corp.	4.150	10-15-28	7,055,000	8,185,159
Wireless telecommunication services 0.6%
T-Mobile USA, Inc.	2.050	02-15-28	4,443,000	4,523,418
T-Mobile USA, Inc.	2.550	02-15-31	1,698,000	1,731,077
T-Mobile USA, Inc.	3.750	04-15-27	2,291,000	2,535,610
T-Mobile USA, Inc.	3.875	04-15-30	4,862,000	5,447,482
T-Mobile USA, Inc.	4.500	04-15-50	2,887,000	3,461,657
Consumer discretionary 2.8%				80,609,311
Automobiles 0.6%
Daimler Finance North America LLC (B)	3.500	08-03-25	1,435,000	1,561,882
General Motors Financial Company, Inc.	3.600	06-21-30	7,090,000	7,697,309
General Motors Financial Company, Inc.	4.350	01-17-27	3,067,000	3,451,547
Hyundai Capital America (B)	1.800	10-15-25	1,479,000	1,497,303
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,369,876
Nissan Motor Acceptance Corp. (B)	3.450	03-15-23	1,805,000	1,873,599
Hotels, restaurants and leisure 1.6%
Booking Holdings, Inc.	4.625	04-13-30	3,682,000	4,403,074
Choice Hotels International, Inc.	3.700	12-01-29	2,485,000	2,665,100
Choice Hotels International, Inc.	3.700	01-15-31	2,048,000	2,212,485
Expedia Group, Inc.	2.950	03-15-31	2,244,000	2,283,299
Expedia Group, Inc.	3.250	02-15-30	3,446,000	3,573,679
Expedia Group, Inc.	3.800	02-15-28	5,771,000	6,244,083
Expedia Group, Inc.	4.625	08-01-27	3,068,000	3,469,571
Expedia Group, Inc.	5.000	02-15-26	4,781,000	5,410,702
Hyatt Hotels Corp.	4.375	09-15-28	641,000	700,975
Hyatt Hotels Corp.	5.750	04-23-30	1,875,000	2,250,823
Marriott International, Inc.	2.850	04-15-31	3,172,000	3,235,985
Marriott International, Inc.	3.500	10-15-32	1,829,000	1,952,399
Marriott International, Inc.	4.625	06-15-30	1,812,000	2,082,291
Marriott International, Inc.	4.650	12-01-28	4,641,000	5,340,959
Internet and direct marketing retail 0.3%
Amazon.com, Inc.	4.050	08-22-47	3,223,000	3,983,171
eBay, Inc.	2.700	03-11-30	4,532,000	4,736,078
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	6,108,000	6,951,241
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	1,409,000	1,661,880
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.5%				$13,256,730
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	3,600,000	4,426,958
Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,644,994
Constellation Brands, Inc.	3.150	08-01-29	1,175,000	1,269,602
Food and staples retailing 0.1%
7-Eleven, Inc. (B)	2.800	02-10-51	1,909,000	1,805,529
Food products 0.0%
Cargill, Inc. (B)	2.125	04-23-30	1,167,000	1,196,990
Household products 0.1%
The Clorox Company	1.800	05-15-30	2,940,000	2,912,657
Energy 3.1%				87,526,060
Oil, gas and consumable fuels 3.1%
Aker BP ASA (B)	2.875	01-15-26	1,818,000	1,918,223
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,876,868
Aker BP ASA (B)	4.000	01-15-31	3,792,000	4,174,578
Cenovus Energy, Inc.	3.950	04-15-22	1,033,000	1,046,125
Cimarex Energy Company	4.375	06-01-24	1,845,000	1,994,474
Diamondback Energy, Inc.	3.125	03-24-31	1,927,000	2,006,085
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	2,638,000	2,842,931
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,719,000	3,069,751
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,076,000	3,382,070
Energy Transfer LP	4.200	04-15-27	1,048,000	1,165,408
Energy Transfer LP	5.150	03-15-45	3,026,000	3,512,091
Energy Transfer LP	5.250	04-15-29	6,155,000	7,250,389
Energy Transfer LP	5.400	10-01-47	1,949,000	2,365,820
Energy Transfer LP	5.500	06-01-27	3,313,000	3,910,723
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	5,140,000	5,368,955
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,970,000	2,831,612
Kinder Morgan, Inc.	4.300	03-01-28	1,342,000	1,532,744
Lundin Energy Finance BV (B)	2.000	07-15-26	1,961,000	1,976,240
Lundin Energy Finance BV (B)	3.100	07-15-31	2,785,000	2,825,757
Midwest Connector Capital Company LLC (B)	3.900	04-01-24	3,277,000	3,434,509
MPLX LP	4.000	03-15-28	2,333,000	2,606,957
MPLX LP	4.125	03-01-27	940,000	1,054,791
MPLX LP	4.250	12-01-27	1,721,000	1,948,281
Sabine Pass Liquefaction LLC	4.200	03-15-28	2,259,000	2,537,923
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,568,000	2,970,742
Sabine Pass Liquefaction LLC	5.875	06-30-26	4,758,000	5,616,760
The Williams Companies, Inc.	3.750	06-15-27	3,336,000	3,705,751
The Williams Companies, Inc.	4.550	06-24-24	6,025,000	6,599,072
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,742,000	2,000,430
Financials 11.4%				322,851,972
Banks 6.4%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)	6.750	06-15-26	1,655,000	1,941,050
Banco Santander SA	4.379	04-12-28	2,345,000	2,691,301
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	4,395,000	4,458,182
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,126,000	4,271,344
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	6,689,000	6,951,618
Bank of America Corp.	3.248	10-21-27	4,690,000	5,116,710
Bank of America Corp.	3.950	04-21-25	4,221,000	4,622,521
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,896,000	$6,779,006
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	5,380,000	6,252,367
Barclays PLC	4.375	01-12-26	2,621,000	2,947,509
BPCE SA (B)	4.500	03-15-25	2,385,000	2,637,407
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	3,027,000	3,113,404
Citigroup, Inc.	3.200	10-21-26	5,046,000	5,494,392
Citigroup, Inc.	4.600	03-09-26	5,965,000	6,795,164
Citizens Financial Group, Inc.	3.250	04-30-30	4,338,000	4,719,978
Credit Agricole SA (B)	2.811	01-11-41	2,047,000	1,989,690
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	4,462,901
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)	6.375	03-30-25	637,000	703,089
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,748,000	4,912,871
JPMorgan Chase & Co.	2.950	10-01-26	5,078,000	5,476,695
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	4,265,000	4,516,516
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,358,000	4,852,108
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,318,000	3,453,043
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,850,981
Lloyds Banking Group PLC	4.450	05-08-25	7,253,000	8,106,991
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	1,307,000	1,449,501
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,909,000	2,031,718
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (B)(C)	3.750	03-01-29	4,105,000	4,087,349
PNC Bank NA	4.050	07-26-28	944,000	1,093,309
Santander Holdings USA, Inc.	3.244	10-05-26	6,108,000	6,548,841
Santander Holdings USA, Inc.	3.450	06-02-25	5,456,000	5,857,348
Santander Holdings USA, Inc.	3.500	06-07-24	3,982,000	4,248,007
Santander Holdings USA, Inc.	4.400	07-13-27	1,153,000	1,301,742
The PNC Financial Services Group, Inc. (3.804% to 11-1-21, then 3 month LIBOR + 3.678%) (C)	3.804	11-01-21	3,342,000	3,358,444
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,659,000	1,738,765
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,635,000	6,920,247
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	4,989,000	5,305,142
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	3,025,000	3,170,690
Wells Fargo & Company	3.550	09-29-25	6,190,000	6,790,281
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	7,627,000	8,588,765
Zions Bancorp NA	3.250	10-29-29	5,717,000	6,046,497
Capital markets 2.1%
Ares Capital Corp.	2.150	07-15-26	4,132,000	4,162,141
Ares Capital Corp.	2.875	06-15-28	2,334,000	2,380,058
Ares Capital Corp.	3.875	01-15-26	2,992,000	3,219,085
Ares Capital Corp.	4.200	06-10-24	1,735,000	1,865,814
Cantor Fitzgerald LP (B)	4.875	05-01-24	3,670,000	4,009,258
Credit Suisse Group AG (B)	3.574	01-09-23	869,000	878,459
Lazard Group LLC	4.375	03-11-29	1,660,000	1,905,633
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	2,235,437
Macquarie Bank, Ltd. (B)(D)	4.875	06-10-25	3,310,000	3,698,559
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	8,202,505
Morgan Stanley	3.875	01-27-26	2,690,000	2,999,289
Oaktree Specialty Lending Corp.	2.700	01-15-27	4,974,000	5,023,893
SVB Financial Group	3.125	06-05-30	2,248,000	2,433,446
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	7,838,000	8,089,790
The Goldman Sachs Group, Inc.	3.850	01-26-27	6,461,000	7,143,253
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance 0.0%
Discover Financial Services	4.100	02-09-27	1,385,000	$1,558,000
Diversified financial services 0.8%
GE Capital International Funding Company	4.418	11-15-35	6,172,000	7,491,637
Jefferies Financial Group, Inc.	5.500	10-18-23	1,835,000	1,961,147
Jefferies Group LLC	4.150	01-23-30	3,752,000	4,252,921
Jefferies Group LLC	4.850	01-15-27	3,802,000	4,434,051
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	4,262,000	4,508,429
Insurance 2.1%
Ascot Group, Ltd. (B)	4.250	12-15-30	1,723,000	1,813,006
Athene Holding, Ltd.	3.500	01-15-31	4,891,000	5,321,544
AXA SA	8.600	12-15-30	1,175,000	1,781,903
Brighthouse Financial, Inc.	3.700	06-22-27	3,129,000	3,432,474
CNA Financial Corp.	2.050	08-15-30	1,296,000	1,288,201
CNO Financial Group, Inc.	5.250	05-30-29	3,808,000	4,529,114
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	3,759,537
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	1,649,000	2,519,812
New York Life Insurance Company (B)	3.750	05-15-50	1,853,000	2,139,064
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	4,758,000	4,741,585
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (B)	5.100	10-16-44	2,322,000	2,562,908
Ohio National Financial Services, Inc. (B)	5.800	01-24-30	1,240,000	1,420,227
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	8,462,000	8,914,836
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	6,134,000	6,440,588
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,948,119
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,100,000	3,820,478
Unum Group	4.125	06-15-51	1,277,000	1,294,508
USAA Capital Corp. (B)	2.125	05-01-30	1,000,000	1,017,779
Health care 3.0%				86,123,586
Biotechnology 0.6%
AbbVie, Inc.	3.200	11-21-29	11,567,000	12,642,970
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	4,630,000	5,025,326
Health care providers and services 2.1%
AmerisourceBergen Corp.	2.800	05-15-30	3,206,000	3,373,474
AmerisourceBergen Corp.	3.450	12-15-27	3,295,000	3,622,158
Anthem, Inc.	2.250	05-15-30	1,161,000	1,181,675
Cottage Health Obligated Group	3.304	11-01-49	4,242,000	4,705,504
CVS Health Corp.	2.700	08-21-40	2,445,000	2,400,936
CVS Health Corp.	3.750	04-01-30	2,828,000	3,187,806
CVS Health Corp.	4.300	03-25-28	1,480,000	1,704,060
CVS Health Corp.	5.050	03-25-48	3,848,000	5,093,468
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,766,000	4,693,467
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	4,763,502
HCA, Inc.	4.125	06-15-29	4,639,000	5,248,423
HCA, Inc.	5.250	04-15-25	2,718,000	3,102,278
HCA, Inc.	5.250	06-15-26	3,128,000	3,614,629
Premier Health Partners	2.911	11-15-26	1,567,000	1,636,083
Stanford Health Care	3.310	08-15-30	1,513,000	1,684,579
Universal Health Services, Inc. (B)	1.650	09-01-26	2,531,000	2,532,835
Universal Health Services, Inc. (B)	2.650	10-15-30	2,710,000	2,761,205
Universal Health Services, Inc. (B)	5.000	06-01-26	3,084,000	3,163,351
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.3%
Royalty Pharma PLC	1.750	09-02-27	1,449,000	$1,452,544
Viatris, Inc. (B)	2.300	06-22-27	1,492,000	1,535,551
Viatris, Inc. (B)	2.700	06-22-30	3,065,000	3,136,254
Viatris, Inc. (B)	4.000	06-22-50	3,547,000	3,861,508
Industrials 4.6%				129,594,868
Aerospace and defense 0.9%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	4,190,956
Huntington Ingalls Industries, Inc.	3.844	05-01-25	1,494,000	1,628,846
Huntington Ingalls Industries, Inc.	4.200	05-01-30	3,327,000	3,812,700
The Boeing Company	3.200	03-01-29	2,930,000	3,083,990
The Boeing Company	5.040	05-01-27	4,329,000	4,990,644
The Boeing Company	5.150	05-01-30	3,121,000	3,692,654
The Boeing Company	5.805	05-01-50	2,402,000	3,262,410
Air freight and logistics 0.2%
GXO Logistics, Inc. (B)	2.650	07-15-31	6,335,000	6,428,631
Airlines 2.0%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	619,812	630,550
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	706,349	680,462
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	4,340,210	4,888,046
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	516,042	502,028
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,038,748	2,020,245
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,516,125	1,565,017
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,144,531	1,151,535
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,191,406	2,268,793
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,819,337	1,755,768
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,061,117	1,003,464
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,366,131	1,393,465
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	1,911,940	2,011,061
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,672,745	1,706,423
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	924,745	990,655
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	340,941	344,388
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,419,252
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,819,709
Delta Air Lines, Inc.	4.375	04-19-28	3,215,000	3,432,194
Delta Air Lines, Inc. (B)	4.500	10-20-25	695,000	745,388
Delta Air Lines, Inc. (B)	4.750	10-20-28	1,297,000	1,446,151
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,771,021	1,799,669
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,713,929	3,921,453
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,143,921	3,175,474
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,896,227	1,870,752
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	444,532	448,026
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,402,628	1,508,789
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	6,160,289	6,852,792
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,471,444	1,543,720
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	396,937	402,307
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	458,331	475,529
Building products 0.1%
Owens Corning	3.950	08-15-29	2,453,000	2,784,491
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	3,973,000	4,731,254
General Electric Company	5.550	01-05-26	4,261,000	5,028,926
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.3%
CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	$3,789,546
IHS Markit, Ltd. (B)	4.000	03-01-26	2,115,000	2,337,075
IHS Markit, Ltd. (B)	4.750	02-15-25	1,117,000	1,240,261
IHS Markit, Ltd.	4.750	08-01-28	1,814,000	2,146,615
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	1.750	01-30-26	3,393,000	3,357,087
AerCap Ireland Capital DAC	2.875	08-14-24	3,800,000	3,963,178
AerCap Ireland Capital DAC	3.650	07-21-27	1,195,000	1,272,904
Air Lease Corp.	2.100	09-01-28	1,571,000	1,542,797
Air Lease Corp.	2.875	01-15-26	1,578,000	1,659,363
Air Lease Corp.	3.625	12-01-27	1,206,000	1,306,278
Ashtead Capital, Inc. (B)	1.500	08-12-26	1,637,000	1,632,851
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	717,940
Ashtead Capital, Inc. (B)	4.375	08-15-27	1,500,000	1,576,500
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	1,343,000	1,362,497
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (B)	3.100	02-02-31	2,348,000	2,281,369
Information technology 4.8%				134,677,433
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,046,000	4,031,509
Motorola Solutions, Inc.	2.750	05-24-31	4,316,000	4,444,738
Motorola Solutions, Inc.	4.600	05-23-29	1,068,000	1,251,860
Electronic equipment, instruments and components 0.1%
Jabil, Inc.	1.700	04-15-26	2,356,000	2,382,912
IT services 0.3%
PayPal Holdings, Inc.	2.850	10-01-29	4,738,000	5,109,810
VeriSign, Inc.	2.700	06-15-31	1,915,000	1,969,788
Semiconductors and semiconductor equipment 2.7%
Broadcom, Inc. (B)	3.419	04-15-33	6,128,000	6,502,468
Broadcom, Inc.	4.750	04-15-29	11,994,000	13,932,153
Broadcom, Inc.	5.000	04-15-30	4,904,000	5,808,511
KLA Corp.	4.100	03-15-29	2,677,000	3,082,386
Lam Research Corp.	4.000	03-15-29	5,063,000	5,863,811
Lam Research Corp.	4.875	03-15-49	2,543,000	3,512,768
Marvell Technology, Inc. (B)	2.450	04-15-28	3,912,000	4,024,005
Marvell Technology, Inc. (B)	4.875	06-22-28	4,694,000	5,455,372
Micron Technology, Inc.	4.185	02-15-27	7,714,000	8,771,281
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,410,463
Micron Technology, Inc.	5.327	02-06-29	6,574,000	7,953,324
NXP BV (B)	3.250	05-11-41	1,310,000	1,405,609
NXP BV (B)	3.875	06-18-26	4,590,000	5,085,582
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,989,046
Skyworks Solutions, Inc.	3.000	06-01-31	619,000	643,658
Software 0.7%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,795,429
Citrix Systems, Inc.	1.250	03-01-26	4,717,000	4,663,895
Oracle Corp.	2.950	04-01-30	6,292,000	6,670,713
VMware, Inc.	4.700	05-15-30	4,271,000	5,102,997
Technology hardware, storage and peripherals 0.7%
Dell International LLC	4.900	10-01-26	4,673,000	5,407,727
Dell International LLC	5.300	10-01-29	4,020,000	4,894,150
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	5.850	07-15-25	1,497,000	$1,749,036
Dell International LLC	8.350	07-15-46	2,771,000	4,547,668
Hewlett Packard Enterprise Company	4.900	10-15-25	3,700,000	4,214,764
Materials 1.0%				27,896,203
Chemicals 0.3%
Ecolab, Inc.	1.300	01-30-31	4,449,000	4,265,899
International Flavors & Fragrances, Inc. (B)	1.832	10-15-27	991,000	998,517
Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	2,601,000	3,151,892
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	2,395,000	2,665,167
Containers and packaging 0.4%
Berry Global, Inc. (B)	1.570	01-15-26	3,427,000	3,457,226
Colonial Enterprises, Inc. (B)	3.250	05-15-30	7,525,000	8,231,633
Metals and mining 0.2%
Anglo American Capital PLC (B)	4.750	04-10-27	2,495,000	2,879,661
Newmont Corp.	2.800	10-01-29	1,436,000	1,511,293
Paper and forest products 0.0%
Inversiones CMPC SA (B)	3.850	01-13-30	683,000	734,915
Real estate 2.6%				74,836,321
Equity real estate investment trusts 2.6%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,755,606
American Tower Corp.	3.550	07-15-27	5,019,000	5,508,904
American Tower Corp.	3.800	08-15-29	2,121,000	2,366,371
Crown Castle International Corp.	3.300	07-01-30	1,162,000	1,254,689
Crown Castle International Corp.	3.650	09-01-27	3,904,000	4,325,099
Crown Castle International Corp.	3.800	02-15-28	1,644,000	1,828,946
CyrusOne LP	2.150	11-01-30	1,403,000	1,333,972
CyrusOne LP	3.450	11-15-29	2,795,000	2,936,170
Equinix, Inc.	1.550	03-15-28	3,310,000	3,273,640
Equinix, Inc.	1.800	07-15-27	1,888,000	1,916,566
Equinix, Inc.	2.500	05-15-31	5,115,000	5,244,926
Equinix, Inc.	3.200	11-18-29	4,266,000	4,589,818
GLP Capital LP	5.375	04-15-26	2,920,000	3,347,838
Host Hotels & Resorts LP	3.375	12-15-29	3,827,000	3,983,246
Host Hotels & Resorts LP	3.500	09-15-30	2,433,000	2,562,856
Host Hotels & Resorts LP	3.875	04-01-24	5,971,000	6,355,546
Host Hotels & Resorts LP	4.000	06-15-25	4,759,000	5,145,747
Host Hotels & Resorts LP	4.500	02-01-26	1,798,000	1,984,844
Prologis LP	2.250	04-15-30	4,264,000	4,394,774
SBA Tower Trust (B)	2.328	01-15-28	6,630,000	6,817,498
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,629,088
Ventas Realty LP	3.500	02-01-25	2,118,000	2,280,177
Utilities 1.7%				46,971,153
Electric utilities 1.0%
ABY Transmision Sur SA (B)	6.875	04-30-43	1,781,142	2,304,370
Emera US Finance LP	3.550	06-15-26	1,561,000	1,704,560
Engie Energia Chile SA (B)	3.400	01-28-30	2,750,000	2,839,375
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	541,923
NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,635,698
NRG Energy, Inc. (B)	4.450	06-15-29	1,913,000	2,137,233
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
SCE Recovery Funding LLC	0.861	11-15-31	1,653,000	$1,624,899
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	4,322,167
Vistra Operations Company LLC (B)	3.700	01-30-27	4,772,000	5,063,784
Vistra Operations Company LLC (B)	4.300	07-15-29	3,970,000	4,288,599
Gas utilities 0.1%
Infraestructura Energetica Nova SAB de CV (B)	4.750	01-15-51	3,871,000	4,021,001
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	1,972,971
Multi-utilities 0.5%
Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,604,443

NiSource, Inc.	1.700	02-15-31	9,529,000	9,133,681

NiSource, Inc.	3.600	05-01-30	1,595,000	1,776,449
Municipal bonds 1.4%				$40,748,876
(Cost $39,586,874)
City of New York, GO	0.982	08-01-25	4,500,000	4,526,514
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	3,103,885
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	5,393,558
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,728,238
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,713,000	3,107,086
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	160,000	183,104
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,476,279
Port Authority of New York & New Jersey	1.086	07-01-23	6,582,000	6,676,986
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	5,158,297
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	4,360,000	4,467,387

University of California	1.316	05-15-27	4,875,000	4,927,542
Collateralized mortgage obligations 8.4%				$236,891,324
(Cost $244,197,153)
Commercial and residential 7.2%				203,091,002
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	2,456,146	2,454,988
Series 2021-2, Class A1 (B)(E)	0.985	04-25-66	1,723,823	1,730,518
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	3,473,000	3,477,075
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	4,058,000	4,057,944
AOA Mortgage Trust
Series 2015-1177, Class C (B)(E)	3.010	12-13-29	1,136,000	1,135,292
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	2,587,170	2,588,442
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,286,491
Series 2015-200P, Class C (B)(E)	3.596	04-14-33	741,000	789,640
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	1,292,240
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	640,000	649,181
Series 2015-SRCH, Class D (B)(E)	4.957	08-10-35	1,607,000	1,815,599
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,477,000	2,543,483
Series 2019-B12, Class A2	3.001	08-15-52	2,470,000	2,587,484
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	1,608,782	1,609,557
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 (B)	2.879	07-25-49	1,997,697	2,026,414
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (B)	0.896	01-10-35	11,465,000	36,198
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(F)	1.427	03-15-37	2,525,000	$2,528,075
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(F)	1.036	10-15-37	3,357,000	3,363,312
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (B)(F)	1.606	01-15-34	715,000	715,447
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (B)(F)	1.196	08-15-36	3,158,000	3,161,083
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(F)	1.856	12-15-37	290,000	290,550
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,290,000	3,497,048
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (B)	3.341	05-10-36	1,951,000	2,071,043
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,190,000	1,274,690
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,759,417
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	2,715,907	2,712,294
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	4,364,572	4,387,246
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	4,734,420	32,519
Series 2012-CR3, Class XA IO	1.843	10-15-45	8,371,557	102,017
Series 2014-CR15, Class XA IO	0.928	02-10-47	4,044,522	64,174
Series 2020-CX, Class D (B)(E)	2.683	11-10-46	1,509,000	1,522,004
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	25,780,154	697,224
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(E)	4.394	08-10-30	1,135,000	1,173,105
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	415,262
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,810,306
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	1,242,947	1,259,008
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(F)	1.336	05-15-36	1,000,000	1,004,018
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(F)	1.706	05-15-36	2,230,000	2,234,217
Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	1,614,358	1,632,200
Series 2020-NET, Class A (B)	2.257	08-15-37	763,000	791,661
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	5,379,078	5,365,100
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	2,723,849	2,727,673
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	2,219,704	2,218,533
Series 2021-NQM5, Class A1 (B)(E)	0.938	05-25-66	1,999,455	1,990,856
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	5,131,003	5,081,240
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,039,000	3,115,658
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(E)	0.899	04-25-66	3,383,468	3,381,558
Ellington Financial Mortgage Trust
Series 2020-2, Class A1 (B)(E)	1.178	10-25-65	2,606,503	2,609,999
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	1,459,069	1,456,379
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	2,425,557	2,425,258
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	4,356,992	4,439,474
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	2,586,337	2,583,114
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	1,872,462	1,871,322
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	3,116,780	3,122,612
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	3,525,000	3,612,835
Series 2015-590M, Class C (B)(E)	3.805	10-10-35	1,475,000	1,559,076
Series 2017-485L, Class C (B)(E)	3.982	02-10-37	1,005,000	1,056,255
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-GC40, Class A2	2.971	07-10-52	3,315,000	$3,470,332
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,296,665
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	825,252	828,360
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	1,603,153	1,606,135
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	1,762,150	1,761,763
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	458,602
Series 2017-APTS, Class CFX (B)(E)	3.497	06-15-34	575,000	600,544
Irvine Core Office Trust
Series 2013-IRV, Class A2 (B)(E)	3.174	05-15-48	2,503,736	2,603,140
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,584,458
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	6,241,309	52,576
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(F)	1.156	05-15-36	2,780,000	2,780,855
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(F)	0.806	03-15-38	2,594,000	2,596,441
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(F)	1.506	03-15-38	2,022,000	2,023,265
MFA Trust
Series 2020-NQM1, Class A1 (B)(E)	1.479	03-25-65	692,097	696,693
Series 2020-NQM3, Class A1 (B)(E)	1.014	01-26-65	1,536,911	1,537,381
Series 2021-INV1, Class A1 (B)(E)	0.852	01-25-56	4,157,297	4,150,369
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	2,142,175	2,145,815
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(F)	1.506	11-15-34	1,882,000	1,883,671
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(E)	4.316	01-15-43	520,000	555,176
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	1,019,766	1,067,593
NMLT Trust
Series 2021-INV1, Class A1 (B)(E)	1.185	05-25-56	4,388,949	4,394,231
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	1,329,417	1,348,435
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	3,244,764	3,256,998
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	3,542,000	3,543,970
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	466,718
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	4,000,642	4,070,990
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,660,000	4,875,854
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (B)(E)	1.486	04-25-65	1,245,806	1,252,442
Series 2021-2, Class A1 (B)(E)	0.943	05-25-65	2,719,383	2,719,372
Verus Securitization Trust
Series 2020-5, Class A1 (B)	1.218	05-25-65	1,147,416	1,150,933
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	2,732,712	2,730,398
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	3,326,912	3,330,862
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	1,573,521	1,571,682
Series 2021-R1, Class A1 (B)(E)	0.820	10-25-63	2,250,814	2,250,293
Series 2021-R2, Class A1 (B)(E)	0.918	02-25-64	2,103,560	2,099,211
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	4,167,709	4,185,707
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,897,259
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	1.874	11-15-45	3,826,784	50,405
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.2%				$33,800,322
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.285	12-25-21	4,236,633	42
Series K018, Class X1 IO	1.235	01-25-22	7,470,748	2,254
Series K021, Class X1 IO	1.400	06-25-22	2,310,742	11,889
Series K022, Class X1 IO	1.175	07-25-22	35,118,754	202,913
Series K030, Class X1 IO	0.166	04-25-23	192,508,917	399,860
Series K038, Class X1 IO	1.113	03-25-24	20,232,832	469,422
Series K048, Class X1 IO	0.236	06-25-25	89,184,938	734,046
Series K718, Class X1 IO	0.575	01-25-22	17,250,915	15,308
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	610,930	13,277
Series 2016-174, Class IO	0.858	11-16-56	6,237,987	334,834
Series 2017-109, Class IO	0.507	04-16-57	8,348,902	284,280
Series 2017-124, Class IO	0.677	01-16-59	6,637,267	312,133
Series 2017-140, Class IO	0.565	02-16-59	2,263,475	97,578
Series 2017-169, Class IO	0.614	01-16-60	6,956,109	328,424
Series 2017-20, Class IO	0.695	12-16-58	12,780,207	530,796
Series 2017-22, Class IO	0.773	12-16-57	1,501,841	79,084
Series 2017-41, Class IO	0.699	07-16-58	7,756,378	339,600
Series 2017-46, Class IO	0.641	11-16-57	6,751,961	310,849
Series 2017-61, Class IO	0.698	05-16-59	3,398,398	173,355
Series 2018-114, Class IO	0.571	04-16-60	6,359,636	344,218
Series 2018-158, Class IO	0.717	05-16-61	16,246,902	1,062,830
Series 2018-69, Class IO	0.566	04-16-60	3,013,150	181,939
Series 2018-9, Class IO	0.534	01-16-60	5,725,918	268,625
Series 2019-131, Class IO	0.922	07-16-61	8,466,340	572,483
Series 2020-100, Class IO	0.909	05-16-62	10,088,995	770,209
Series 2020-108, Class IO	0.933	06-16-62	29,846,301	2,315,921
Series 2020-114, Class IO	0.927	09-16-62	37,646,994	2,942,180
Series 2020-118, Class IO	1.047	06-16-62	25,404,732	2,101,820
Series 2020-119, Class IO	0.813	08-16-62	11,662,140	847,658
Series 2020-120, Class IO	0.853	05-16-62	26,122,995	2,021,468
Series 2020-137, Class IO	0.844	09-16-62	34,621,840	2,597,116
Series 2020-150, Class IO	0.984	12-16-62	17,391,392	1,445,155
Series 2020-170, Class IO	0.886	11-16-62	24,967,598	2,024,323
Series 2020-92, Class IO	1.016	02-16-62	22,353,672	1,823,941
Series 2021-10, Class IO	1.000	05-16-63	16,860,296	1,501,209
Series 2021-11, Class IO	1.022	12-16-62	25,628,466	2,295,757
Series 2021-3, Class IO	0.958	09-16-62	41,636,537	3,445,861

Series 2021-40, Class IO	0.843	02-16-63	7,572,817	597,665
Asset backed securities 17.3%				$489,603,079
(Cost $484,796,843)
Asset backed securities 17.3%				489,603,079
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,397,000	3,404,093
AGL CLO 5, Ltd.
Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) (B)(F)	1.311	07-20-34	2,557,000	2,558,434
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	4,343,000	4,356,063
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,229,555
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
AMSR Trust
Series 2020-SFR1, Class A (B)	1.819	04-17-37	2,349,745	$2,383,699
Series 2020-SFR2, Class A (B)	1.632	07-17-37	5,654,000	5,726,158
Series 2020-SFR4, Class A (B)	1.355	11-17-37	4,134,000	4,147,524
Series 2021-SFR1, Class B (B)(E)	2.153	06-17-38	2,507,000	2,544,778
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-07-49	3,940,225	4,005,712
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,619,440	3,795,453
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	3,497,000	3,652,717
Series 2020-1A, Class A (B)	2.330	08-20-26	2,044,000	2,139,428
BA Credit Card Trust
Series 2021-A1, Class A1	0.440	09-15-26	5,940,000	5,940,365
Bain Capital Credit CLO, Ltd.
Series 2017-1A, Class BR (3 month LIBOR + 1.500%) (B)(F)	1.686	07-20-30	2,840,000	2,840,381
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (B)(F)	1.347	07-20-34	1,277,000	1,277,945
BCC Funding XIV LLC
Series 2018-1A, Class D (B)	4.610	08-21-23	1,750,000	1,755,835
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class AR (3 month LIBOR + 1.170%) (B)(F)	1.299	07-15-34	5,148,000	5,148,958
Bojangles Issuer LLC
Series 2020-1A, Class A2 (B)	3.832	10-20-50	1,958,000	2,042,096
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	1,369,092	1,435,944
CarMax Auto Owner Trust
Series 2020-3, Class A3	0.620	03-17-25	3,585,000	3,599,035
Series 2020-3, Class A4	0.770	03-16-26	1,580,000	1,591,263
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,146,023	3,238,637
Carvana Auto Receivables Trust
Series 2020-P1, Class A4	0.610	10-08-26	2,401,000	2,394,703
CF Hippolyta LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,586,418	3,654,498
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,573,939	3,641,473
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,811,473	4,867,612
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	3,914,883	3,901,647
CoreVest American Finance Trust
Series 2019-3, Class A (B)	2.705	10-15-52	756,222	790,946
Series 2020-3, Class A (B)	1.358	08-15-53	2,201,918	2,193,209
Series 2021-1, Class A (B)	1.569	04-15-53	3,007,525	3,021,838
Series 2021-2, Class A (B)	1.408	07-15-54	3,109,931	3,106,433
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.422	02-25-35	15,680	15,633
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	5,560,099
DB Master Finance LLC
Series 2017-1A, Class A2I (B)	3.629	11-20-47	777,790	782,955
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,474,520	1,564,967
Series 2019-1A, Class A2I (B)	3.787	05-20-49	5,499,760	5,538,698
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,057,000	3,043,608
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,114,760	4,433,654
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,489,760	2,587,657
DRB Prime Student Loan Trust
Series 2016-B, Class A2 (B)	2.890	06-25-40	238,690	239,347
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,257,750	$1,332,435
Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,653,665	2,741,926
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	1,207,950	1,234,770
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (B)	2.490	01-15-25	5,135,000	5,207,339
Series 2021-1A, Class C	0.740	01-15-26	1,671,000	1,674,889
FirstKey Homes Trust
Series 2020-SFR1, Class A (B)	1.339	08-17-37	4,216,117	4,224,222
Series 2020-SFR2, Class A (B)	1.266	10-19-37	4,687,631	4,693,710
Series 2021-SFR1, Class A (B)	1.538	08-17-38	3,972,000	3,985,329
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	4,252,868
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,128,913	2,229,702
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (B)	3.857	04-30-47	1,175,045	1,204,280
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	9,128,000	9,837,439
Series 2018-2, Class A (B)	3.470	01-15-30	3,720,000	3,930,662
Series 2020-1, Class A (B)	2.040	08-15-31	4,361,000	4,541,143
Series 2021-1, Class A (B)	1.370	10-17-33	3,392,000	3,435,755
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	4,692,000	4,991,279
Series 2020-2, Class A	1.060	09-15-27	5,373,000	5,389,031
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	938,000	938,229
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (B)	2.900	04-15-26	3,908,000	4,141,009
Series 2020-1, Class A (B)	0.680	08-15-25	1,711,000	1,720,007
Golden Credit Card Trust
Series 2018-4A, Class A (B)	3.440	08-15-25	6,475,000	6,863,371
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,755,050
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,481,000	2,475,280
GreatAmerica Leasing Receivables Funding LLC
Series 2019-1, Class A4 (B)	3.210	02-18-25	2,747,000	2,824,873
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 2.950%) (B)(F)	3.138	07-20-31	2,004,000	2,016,020
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	1,154,191	1,180,342
Series 2018-AA, Class A (B)	3.540	02-25-32	880,793	925,731
Home Partners of America Trust
Series 2019-1, Class A (B)	2.908	09-17-39	4,378,144	4,513,049
Series 2021-1, Class A (B)	1.698	09-19-41	4,741,738	4,750,529
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,853,000	1,851,511
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,992,940	2,209,353
Series 2019-1A, Class A2I (B)	3.982	08-25-49	1,667,400	1,705,067
John Deere Owner Trust
Series 2020-B, Class A3	0.510	11-15-24	1,501,000	1,503,972
Series 2020-B, Class A4	0.720	06-15-27	2,071,000	2,087,630
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (B)	2.730	10-25-48	668,530	680,590
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (B)(F)	1.125	07-27-31	3,581,000	3,582,028
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) (B)(F)	1.705	07-27-31	3,454,000	3,454,981
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,640,103
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW LLC
Series 2020-1A, Class A (B)	1.740	10-20-37	5,170,218	$5,240,911
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	865,021	896,211
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (B)	3.910	12-15-45	662,638	698,750
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	1,612,331	1,647,140
Series 2019-FA, Class A2 (B)	2.600	08-15-68	2,018,696	2,063,553
Series 2020-BA, Class A2 (B)	2.120	01-15-69	3,510,483	3,562,245
Series 2020-GA, Class A (B)	1.170	09-16-69	3,491,925	3,516,130
Series 2020-HA, Class A (B)	1.310	01-15-69	4,662,615	4,699,434
Series 2021-A, Class A (B)	0.840	05-15-69	4,201,514	4,197,536
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	2,858,007	2,848,693
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,778,025	4,947,932
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) (B)(F)	1.327	07-15-34	1,028,000	1,029,152
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) (B)(F)	1.818	07-15-34	1,022,000	1,023,135
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4	2.890	06-17-24	1,143,343	1,152,440
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (B)	3.610	05-25-23	269,864	270,569
Series 2018-FNT2, Class A (B)	3.790	07-25-54	186,568	186,653
Series 2020-PLS1, Class A (B)	3.844	12-25-25	1,045,297	1,056,358
Series 2021-FHT1, Class A (B)	3.104	07-25-26	950,716	946,296
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (B)(F)	1.288	07-15-34	3,831,000	3,833,862
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	1,435,728	1,478,364
Series 2020-1A, Class A2 (B)	3.101	02-15-28	3,372,000	3,464,027
PFS Financing Corp.
Series 2018-F, Class A (B)	3.520	10-15-23	2,765,000	2,768,083
Series 2019-C, Class A (B)	2.230	10-15-24	1,420,000	1,447,343
Series 2020-E, Class A (B)	1.000	10-15-25	2,459,000	2,483,703
Progress Residential Trust
Series 2020-SFR1, Class A (B)	1.732	04-17-37	2,350,000	2,380,150
Series 2020-SFR2, Class A (B)	2.078	06-17-37	1,041,000	1,063,438
Series 2021-SFR1, Class A (B)	1.052	04-17-38	3,106,000	3,065,024
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,717,000	6,755,355
Series 2021-SFR4, Class A (B)	1.558	05-17-38	3,109,429	3,127,423
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,770,000	4,763,843
Series 2021-SFR8, Class B (B)	1.681	09-17-38	1,602,000	1,603,858
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (B)	2.510	01-26-32	4,557,000	4,803,403
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	4,394,432
Series 2020-1A, Class A3 (B)	1.190	10-20-27	5,085,000	5,114,444
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,387,381
ServiceMaster Funding LLC
Series 2020-1, Class A2II (B)	3.337	01-30-51	4,797,890	5,035,002
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,491,755	2,531,498
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,549,560	3,798,136
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (B)	3.690	09-20-35	400,583	$417,790
Series 2019-1A, Class A (B)	3.200	01-20-36	528,403	546,317
Series 2021-1A, Class A (B)	0.990	11-20-37	3,169,045	3,165,113
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	99,661	100,436
Series 2016-A, Class A2A (B)	2.700	05-15-31	2,886,843	2,958,845
Series 2019-B, Class A2A (B)	2.840	06-15-37	3,488,604	3,644,803
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,859,000	1,885,104
Series 2021-A, Class APT2 (B)	1.070	01-15-53	2,259,910	2,242,600
Sofi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	860,911	886,525
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,978,381	3,178,141
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,324,542	2,547,698
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,402,000	2,401,472
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	859,676	835,994
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	4,615,000	4,625,522
Tallman Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.060%) (B)(F)	1.000	04-20-34	3,158,000	3,160,053
Tesla Auto Lease Trust
Series 2020-A, Class A3 (B)	0.680	12-20-23	2,730,000	2,742,952
Series 2020-A, Class A4 (B)	0.780	12-20-23	1,683,000	1,694,316
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	5,317,825	5,365,906
Series 2021-1A, Class A (B)	1.650	02-20-46	2,320,144	2,299,821
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(E)	3.399	10-25-53	912,000	951,668
Series 2015-2, Class 1M2 (B)(E)	3.504	11-25-60	815,000	849,184
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,870,572
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	153,537	155,494
Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	610,329	623,829
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	1,983,839	2,061,087
Series 2018-6, Class A1A (B)(E)	3.750	03-25-58	2,290,883	2,349,852
Series 2019-1, Class A1 (B)(E)	3.735	03-25-58	1,910,599	2,017,358
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	2,107,705	2,185,260
Series 2020-4, Class A1 (B)	1.750	10-25-60	2,321,963	2,355,735
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (B)	2.560	11-25-31	7,265,000	7,654,549
Series 2020-1A, Class A (B)	1.350	05-25-33	2,683,000	2,737,291
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3	0.440	10-15-24	1,806,000	1,810,317
Series 2020-C, Class A4	0.570	10-15-25	1,289,000	1,294,066
Tricon American Homes Trust
Series 2020-SFR1, Class A (B)	1.499	07-17-38	7,030,627	7,074,896
Series 2020-SFR2, Class A (B)	1.482	11-17-39	5,989,349	5,971,289
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	5,558,318	5,623,641
Series 2021-1A, Class A (B)	1.860	03-20-46	3,223,652	3,228,380
Vantage Data Centers LLC
Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,302,600	3,419,849
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	3,097,932
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,380,943
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	1,572,000	1,572,602
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	5,524,000	$5,542,742
Series 2020-C, Class C	0.770	04-21-25	3,367,000	3,373,425
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	3,744,846	3,759,559
VSE VOI Mortgage LLC
Series 2017-A, Class A (B)	2.330	03-20-35	1,212,267	1,240,050
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,317,000	2,347,886
Westgate Resorts LLC
Series 2020-1A, Class A (B)	2.713	03-20-34	1,478,668	1,508,602
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	727,501	729,110
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	5,238,870	5,415,944
World Omni Auto Receivables Trust
Series 2021-B, Class A4	0.690	06-15-27	5,567,000	5,563,178
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	3,863,000	3,976,920

	Shares	Value
Common stocks 0.0%		$148,889
(Cost $148,889)
Utilities 0.0%		148,889
Multi-utilities 0.0%

Dominion Energy, Inc.	1,488	148,889
Preferred securities 0.1%		$2,021,298
(Cost $1,845,380)
Financials 0.0%		354,858
Banks 0.0%
Wells Fargo & Company, 7.500%	238	354,858
Utilities 0.1%		1,666,440
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	26,150	1,393,534
The Southern Company, 6.750%	2,638	139,313
Multi-utilities 0.0%
DTE Energy Company, 6.250%	2,582	133,593

	Yield (%)	Shares	Value
Short-term investments 4.2%			$119,638,679
(Cost $119,638,178)
Short-term funds 0.0%			783,679
John Hancock Collateral Trust (G)	0.0356(H)	78,312	783,679

	Par value^	Value
Repurchase agreement 4.2%		118,855,000
Barclays Tri-Party Repurchase Agreement dated 8-31-21 at 0.050% to be repurchased at $37,343,052 on 9-1-21, collateralized by $6,946,500 U.S. Treasury Bonds, 3.000% due 8-15-48 (valued at $8,594,796) and $27,840,500 U.S. Treasury Notes, 2.375% due 8-15-24 (valued at $29,495,134)	37,343,000	37,343,000
Repurchase Agreement with State Street Corp. dated 8-31-21 at 0.000% to be repurchased at $81,512,000 on 9-1-21, collateralized by $83,272,400 U.S. Treasury Notes, 0.125% due 8-31-23 (valued at $83,142,329)	81,512,000	81,512,000

20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $2,867,621,346) 103.3%	$2,923,294,990
Other assets and liabilities, net (3.3%)	(92,164,808)
Total net assets 100.0%	$2,831,130,182

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $848,744,996 or 30.0% of the fund’s net assets as of 8-31-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 8-31-21. The value of securities on loan amounted to $764,993.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 8-31-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$915,725,758	—	$915,725,758	—
Foreign government obligations	11,264,882	—	11,264,882	—
Corporate bonds	1,107,252,205	—	1,107,252,205	—
Municipal bonds	40,748,876	—	40,748,876	—
Collateralized mortgage obligations	236,891,324	—	236,891,324	—
Asset backed securities	489,603,079	—	489,603,079	—
Common stocks	148,889	$148,889	—	—
Preferred securities	2,021,298	2,021,298	—	—
Short-term investments	119,638,679	783,679	118,855,000	—
Total investments in securities	$2,923,294,990	$2,953,866	$2,920,341,124	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	78,312	$4,393,938	$3,251,210	$(6,861,930)	$367	$94	$2,275	—	$783,679
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
22	|